Annual Total Returns [BarChart] - AMG TimesSquare Small Cap Growth Fund - Class N	Apr. 24, 2021
Bar Chart Table:
Annual Return 2011	2.46%
Annual Return 2012	12.95%
Annual Return 2013	47.44%
Annual Return 2014	(2.78%)
Annual Return 2015	0.90%
Annual Return 2016	8.20%
Annual Return 2017	20.87%
Annual Return 2018	(4.38%)
Annual Return 2019	27.98%
Annual Return 2020	34.96%